Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

July 17, 2007

Securities and Exchange Commission
901 E Street, N.W.
Washington, D.C. 20549-0506

Re:	Sun Life of Canada (U.S.) Variable Account I ("Registrant")
Sun Life Assurance Company of Canada (U.S.) ("Depositor" or "Sun Life US")
Registration Statement on Form N-6 ("Registration Statement")

Commissioners:

Enclosed herewith for filing, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, is a Registration Statement on Form N-6 of Sun Life of Canada (U.S.) Variable Account I.  The Registration Statement is being filed for the purpose of registering the variable portion of an indefinite number of flexible premium fixed and variable life insurance policies (“new Policies”).

The prospectus within the Registration Statement is substantially similar to the prospectus within File No. 333-143354, filed May 30, 2007 and pending comment.  The major differences between the prospectus for the new Policies and the prospectus within 333-143354 are as follows:

•	The new Policies do not have four investment options available with 333-143354.

•	There is no choice of death benefit compliance tests. The Guideline Premium Test is used.

•	The new Policies have a different charge structure.

•	The new Policies have two death benefit options, not three.

•	Lapse protection is provided by rider rather than embedded in the policy.

•	A Travel Assistance Endorsement is available.

•	There is no Long Term Accumulation rider.

•	Supplemental insurance is embedded in the policy rather than provided by rider.

•	Simplified underwriting is not available.

We do not believe that the enclosed Registration Statement presents any substantial novel disclosure or regulatory issues.  A courtesy copy of the prospectus for the new Policies, to be provided to the Commission Staff under separate cover, has been redlined to show each difference between it and 333-143354.

Registrant intends to file a pre-effective amendment to the Registration Statement to respond to any the Commission Staff’s comments.  At that time, Registrant will update the Registration Statement with the December 31, 2006, financial statements of the Depositor.

Should you have any questions regarding this filing, please contact the undersigned at (781) 446-1638.

Respectfully yours,

/Susan J. Lazzo/

Susan J. Lazzo
Senior Counsel